Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related Party Transactions [Abstract]
Related Party Transactions
24.	RELATED PARTY TRANSACTIONS
Related party transactions with investees
Related party transactions provided by the Company primarily related to online marketing services, cloud services and other services. The following table summarizes the revenue recognized from transactions with investees for the years ended December 31, 2021, 2022 and 2023.

	For the years ended December 31,
	2021	2022	2023	2023
	RMB	RMB	RMB	US$
	(In millions)
Revenues:
Related Party A	315	158	540	76
Related Party B	888	889	924	130
Related Party D	123	257	338	48
Related Party E (i)	126	—	—	—
Other Investees	915	939	897	126

Total	2,367	2,243	2,699	380

(i)
The transactions mainly represent revenues arising from services including online marketing services and cloud services the Company provided to Related Party E. Related Party E ceases to be a related party from February 2021 as the Company does not have significant influence over Related Party E after its public listing.

The Group purchased content, traffic acquisition and other services from equity investees in an amount of RMB3.0 billion, RMB2.2 billion and RMB2.6 billion (US$361 million) for the years ended December 31, 2021, 2022 and 2023, respectively.

Related party transactions with others
In 2021, 2022 and 2023, related party transactions with Related Party C, over which the Company can significantly influence its management or operating policies, were in the total amount of RMB2.0 billion, RMB2.2 billion and RMB1.8 billion (US$256 million), respectively, and mainly comprised online marketing services provided to Related Party C.
In addition, other related party transactions were insignificant for each of the years presented, which included reimbursements to Robin Li’s use of an aircraft beneficially owned by his family member used for the Company’s business purposes.
Balances of due from/due to related parties
As of December 31, 2022 and 2023, amounts due from/due to related parties were as follows:
Except for the
non-trade
balances as of December 31, 2022 and 2023 relating to transactions disclosed below, amounts due from/due to related parties arising from the ordinary and usual course of business of the Group and were trade in nature.

	As of December 31,
	2022	2023	2023
	RMB	RMB	US$
	(In millions)
Amounts due from related parties, current:
Related Party B (i)	3,730	341	48
Related Party C (ii)	337	229	32
Related Party D (iii)	1,059	499	70
Other related parties (iv)	306	355	51

Total	5,432	1,424	201

Amounts due from related parties, non-current:
Related Party B (i)	—	36	5
Other related parties (v)	60	159	22

Total	60	195	27

Amounts due to related parties, current:
Related Party B (vi)	3,912	517	73
Related Party F (vii)	66	76	11
Other related parties (viii)	1,089	1,010	142

Total	5,067	1,603	226

Amounts due to related parties, non-current:
Related Party F (vii)	98	76	11
Other related parties (ix)	1	1	—

Total	99	77	11

(i)
The balance represents
non-trade
loans due from Related Party B with interest rates ranging from 0.00% to 0.50%, which were fully repaid in December 2023, and receivables arising from providing online marketing services, cloud services and other services to Related Party B.

(ii)	The balance mainly represents receivables arising from providing online marketing services to Related Party C.
(iii)
The balance mainly represents
non-trade
loans due from Related Party D with interest rates of 3.465%, which were fully repaid in January 2023, unsettled receivables, and account receivables arising from providing technical services to Related Party D.

(iv)	The balance mainly represents amounts arising from content distribution services, cloud services and other services the Company provided to its investees in ordinary course of business.
(v)	The balance mainly represents prepayments for licensed copyrights to be received from the Company’s equity investees.
(vi)
The balance represents non-trade loans due to Related Party B with interest rates of nil, which were fully settled in December 2023, and amounts arising from purchasing services from Related Party B in the ordinary course of business.

(vii)	The balance mainly represents deferred revenue in relation to licenses of intellectual property to be provided to Related Party F.
(viii)
The balance mainly represents amounts arising from services including advertising services and licensing of content assets provided by the Company’s investees and non-trade
amounts payable for acquiring the equity interest of the Company’s investees.

(ix)	The balance mainly represents deferred revenue relating to the future services to be provided by the Company to investees.